united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 9/30

Date of reporting period: 6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments |Aggressive Growth
As of June 30, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 86.3%
	ADVERTISING - 0.7%
9050	MDC Partners, Inc.	$ 178,285

	APPAREL - 1.8%
1,230	Carter's, Inc.	130,749
7,000	Steven Madden Ltd. *	299,460
		430,209
	AUTO PARTS & EQUIPMENT - 0.7%
3,605	Dorman Products, Inc. *	171,814

	BANKS - 8.5%
2,725	Boston Private Financial Holdings, Inc.	36,542
6,130	Cardinal Financial Corp.	133,573
189,485	First BanCorp. *	913,318
3,880	First NBC Bank Holding Co. *	139,680
6,000	Hancock Holding Co.	191,460
775	Iberiabank Corp.	52,878
17,155	Popular, Inc. *	495,093
4,600	State bank Financial Corp.	99,820
		2,062,364
	BIOTECHNOLOGY - 1.6%
1,385	BioMarin Pharmaceutical, Inc. *	189,440
1,675	Charles River Laboratories International, Inc. *	117,819
480	Incyte Corp. *	50,021
745	Isis Pharmaceuticals Inc. *	42,875
		400,155
	CHEMICALS - 1.2%
7,400	PolyOne Corp.	289,858

	COMMERCIAL SERVICES - 17.4%
3,200	Advisory Board Co. *	174,944
10,790	Cardtronics, Inc. *	399,770
5,100	Grand Canyon Education, Inc. *	216,240
5,960	INC Research Holdings, Inc. - Cl. A *	239,115
94,885	Information Services Group, Inc.	453,550
18,855	KAR Auction Services, Inc.	705,177
12,625	On Assignment, Inc. *	495,910
18,175	SEI Investments Co.	891,120
4,095	Team Health Holdings, Inc. *	267,526
11,055	TrueBlue, Inc. *	330,545
515	United Rentals, Inc. *	45,124
		4,219,021
	COMPUTERS - 4.7%
7,605	Cognizant Technology Solutions Corp. - Cl. A *	464,589
2,930	Manhattan Associates, Inc. *	174,775
1,995	MAXIMUS, Inc.	131,131
4,175	VeriFone Systems, Inc. *	141,783
8205	WNS Holdings Ltd. (ADR) *	219,484
		1,131,762

Schedule of Investments |Aggressive Growth
As of June 30, 2015 (Unaudited) (Continued)

Shares		Fair Value

	DISTRIBUTION/WHOLESALE - 2.4%
20,520	H&E Equipment Services, Inc.	$ 409,785
4,790	HD Supply Holdings, Inc. *	168,512
		578,297
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
28,245	Cowen Group, Inc. *	180,768
9,430	E*TRADE Financial Corp. *	282,428
3,750	Evercore Partners, Inc. - Cl. A	202,350
3,695	WageWorks, Inc. *	149,463
		815,009
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
3,800	Belden, Inc.	308,674
485	Littelfuse, Inc.	46,022
		354,696
	ELECTRONICS - 0.5%
1,770	Rogers Corp. *	117,068

	ENGINEERING & CONSTRUCTION - 0.5%
1,010	SBA Communications Corp. - Cl. A *	116,120

	HEALTHCARE-PRODUCTS - 5.0%
24,075	Accuray, Inc. *	162,265
4,930	Globus Medical, Inc. - Cl. A *	126,553
3,075	Insulet Corp. *	95,279
2,690	LDR Holding Corp. *	116,343
2,410	NuVasive, Inc. *	114,186
19,125	NxStage Medical, Inc. *	273,201
2,170	Sirona Dental Systems, Inc. *	217,911
4,975	Spectranetics Corp. *	114,475
		1,220,213
	HEALTHCARE-SERVICES - 1.0%
2,600	HCA Holdings, Inc. *	235,872

	HOLDING COMPANIES-DIVERSIFIED - 0.6%
3,915	Horizon Pharma PLC *	136,007

	HOME FURNISHINGS - 0.4%
775	Harman International Industries, Inc.	92,178

	INSURANCE - 3.8%
12,050	Assured Guaranty Ltd.	289,080
55,760	Radian Group, Inc. *	634,549
		923,629
	LEISURE TIME - 3.2%
15,030	Brunswick Corp.	764,426

	MACHINERY-DIVERSIFIED - 0.5%
2,530	Columbus McKinnon Corp.	63,250
550	Zebra Technologies Corp. *	61,077
		124,327
	MEDIA - 0.4%
6,425	Tribune Publishing Co.	99,845

Schedule of Investments |Aggressive Growth
As of June 30, 2015 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 2.5%
5,845	Carrizo Oil & Gas, Inc. *	$ 287,808
4,310	Diamondback Energy, Inc. *	324,888
		612,696
	OIL & GAS SERVICES - 2.8%
2575	Bristow Group, Inc.	137,248
1000	Dril-Quip, Inc.	75,250
86555	Key Energy Services, Inc. *	155,799
15055	Superior Energy Services, Inc.	316,757
		685,054
	PHARMACEUTICALS - 2.2%
6,962	Akorn, Inc. *	303,961
2650	Flamel Technologies SA (ADR) *	56,153
5,125	PharMerica Corp. *	170,662
		530,776
	RETAIL - 5.8%
1,575	Advance Auto Parts, Inc.	250,882
5,800	Bloomin' Brands, Inc.	123,830
7,100	Express, Inc. *	128,581
3,900	Kona Grill, Inc. *	75,699
13,340	MarineMax, Inc. *	313,623
1,550	Men's Wearhouse, Inc.	99,309
6,925	Sonic Corp.	199,440
2,250	Tractor Supply Co.	202,365
		1,393,729
	SEMICONDUCTORS - 5.2%
1,775	Avago Technologies Ltd.	235,951
28,285	Cypress Semiconductor Corp.	332,632
5,600	Integrated Device Technology, Inc. *	121,520
1,300	IPG Photonics Corp. *	110,727
4,605	NXP Semiconductor NV *	452,211
		1,253,041
	SOFTWARE - 6.5%
7,250	PDF Solutions, Inc. *	116,000
2,700	Proofpoint, Inc. *	171,909
14,175	PTC, Inc. *	581,458
4,050	SPS Commerce, Inc. *	266,490
6,980	SS&C Technologies Holdings, Inc.	436,250
		1,572,107

Schedule of Investments |Aggressive Growth
As of June 30, 2015 (Unaudited) (Continued)

Shares		Fair Value

	STORAGE/WAREHOUSING - 1.1%
6,400	Mobile Mini, Inc.	$ 269,056

	TELECOMMUNICATIONS - 0.1%
2,605	Polycom, Inc. *	29,801

	TRANSPORTATION - 0.3%
925	Old Dominion Freight Line, Inc.	63,460

	TOTAL COMMON STOCK (Cost $19,265,406)	20,870,875

	MASTER LIMITED PARTNERSHIPS - 1.6%
6,885	Lazard Ltd. - Cl. A (Cost $356,593)	387,212

	REITs - 0.2%
6,550	Lexington Realty Trust - REIT (Cost $58,850)	55,544

	MONEY MARKET FUND - 12.0%
2,896,617	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% (A)
	(Cost $2,896,617)	2,896,617

	TOTAL INVESTMENTS - 100.1% (Cost $22,577,466) (B)	$ 24,210,248
	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(27,716)
	NET ASSETS - 100.0%	$ 24,182,532

* Non-income producing securities.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at June 30, 2015.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,592,607 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,343,785
	Unrealized depreciation	(726,144)
	Net unrealized appreciation	$ 1,617,641

Schedule of Investments | International
As of June 30, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 89.0%
	AIRLINES - 2.4%
7,800	Copa Holdings SA - Cl. A	$ 644,202
53,100	Japan Airlines Co. Ltd. (ADR)	931,374
		1,575,576
	AUTO MANUFACTURERS - 1.1%
88,000	Porsche Automobil Holding SE (ADR)	740,960

	AUTO PARTS & EQUIPMENT - 9.6%
35,400	Continental AG (ADR)	1,691,943
45,200	Magna International, Inc.	2,535,268
26,700	Valeo SA (ADR)	2,115,708
		6,342,919
	BANKS - 8.7%
122,000	Bank of East Asia Ltd. (ADR)	522,160
28,439	DBS Group Holdings Ltd. (ADR)	1,751,558
72,500	ICICI Bank Ltd. (ADR)	755,450
55,100	Intesa Sanpaolo SpA (ADR)	1,202,833
28,000	KBC Groep NV (ADR)	939,120
24,100	Swedbank AB (ADR)	564,904
		5,736,025
	BUILDING MATERIALS - 1.5%
100,000	Asahi Glass Co. Ltd. (ADR)	600,000
22,000	Lafarge SA (ADR)	364,540
		964,540
	CHEMICALS - 0.5%
3,000	Agrium, Inc.	317,850

	DIVERSIFIED FINANCIAL SERVICES - 4.2%
116,500	Daiwa Securities Group, Inc. (ADR)	872,585
25,500	ORIX Corp. (ADR)	1,900,260
		2,772,845
	ELECTRIC - 2.7%
26,100	Huaneng Power International, Inc. (ADR)	1,377,558
47,900	Power Assets Holdings Ltd. (ADR)	438,285
		1,815,843
	ELECTRONICS - 1.1%
34,400	Orbotech Ltd. *	715,520

	ENGINEERING & CONSTRUCTION - 2.2%
50,100	Abengoa SA (ADR)	796,089
45,000	Vinci SA (ADR)	650,700
		1,446,789
	FOOD - 5.3%
14,000	Kerry Group PLC (ADR)	1,047,620
87,800	Marine Harvest ASA (ADR)	1,002,676
66,200	Seven & I Holdings Co. Ltd. (ADR)	1,421,976
		3,472,272
	HAND/MACHINE TOOLS - 2.6%
103,100	Techtronic Industries Co. (ADR)	1,708,367

Schedule of Investments | International
As of June 30, 2015 (Unaudited) (Continued)

Shares		Fair Value

	HEALTHCARE-PRODUCTS - 4.5%
88,000	Smith & Nephew PLC (ADR)	$ 2,987,600

	HEALTHCARE-SERVICES - 3.3%
59,800	Fresenius Medical Care AG & Co. (ADR)	2,195,952

	HOME BUILDERS - 2.0%
82,000	Sekisui House Ltd. (ADR)	1,311,180

	INSURANCE - 7.9%
228,000	Aegon NV (ADR)	1,687,200
52,900	Ageas (ADR)	2,047,759
43,200	Muenchener Rueckversicherungs AG (ADR)	768,960
22,900	Zurich Insurance Group AG (ADR)	696,160
		5,200,079
	INTERNET - 1.1%
36,000	Tencent Holdings Ltd. (ADR)	721,800

	INVESTMENT COMPANIES - 1.7%
48,802	Tancent Holdings Ltd. (ADR)	1,131,719

	MACHINERY - 2.5%
30,000	Atlas Copco AB (ADR)	750,600
14,200	Hitachi Ltd.	935,283
		1,685,883
	METAL FABRICATE/HARDWARE - 0.9%
66,000	Assa Abloy AB (ADR)	617,760

	MINING - 0.6%
10,000	Rio Tinto PLC (ADR)	412,100

	MISCELLANEOUS MANUFACTURING - 2.1%
38,038	FUJIFILM Holdings Corp. (ADR)	1,358,718

	OIL & GAS - 4.5%
46,068	Statoil ASA - (ADR)	824,617
25,000	TOTAL SA (ADR)	1,229,250
33,800	Woodside Petroleum Ltd. (ADR)	899,249
		2,953,116
	PHARMACEUTICALS - 5.7%
77,000	Ipsen SA	1,060,290
11,100	Shire PLC (ADR)	2,680,539
		3,740,829
	SEMICONDUCTORS - 3.8%
18,400	NXP Semiconductors NV *	1,806,880
44,100	Tower Semiconductor Ltd. *	680,904
		2,487,784
	SOFTWARE - 1.3%
15,000	Amadeus IT Holdings SA	600,300
5,670	Open Text Corp.	229,805
		830,105
	TELECOMMUNICATIONS - 4.0%
10,000	Globe Telecom, Inc. (ADR)	563,550
43,000	Nippon Telegraph & Telephone Corp. (ADR)	1,560,470
8,000	Philippine Long Distance Telephone Co. (ADR)	498,400
		2,622,420
	TRANSPORTATION - 1.2%
5,000	Canadian Pacific Railway Ltd.	801,150

	TOTAL COMMON STOCK (Cost $48,869,480)	58,667,701

Schedule of Investments | International
As of June 30, 2015 (Unaudited) (Continued)

Shares		Fair Value

MONEY MARKET FUND - 12.3%
8,134,193	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% (A)	$ 8,134,193
(Cost $8,134,193)

	TOTAL INVESTMENTS - 101.3% (Cost $57,003,673) (B)	$ 66,801,894
	OTHER ASSETS LESS LIABILITIES - NET - (1.3) %	(874,751)
	NET ASSETS - 100.0%	$ 65,927,143

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2015.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $57,369,534 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 11,034,564
	Unrealized depreciation	(1,602,204)
	Net unrealized appreciation	$ 9,432,360

Schedule of Investments | Large/Mid Cap Growth
As of June 30, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 78.9%
	AEROSPACE/DEFENSE - 1.4%
7,115	General Dynamics Corp.	$ 1,008,124

	APPAREL - 2.2%
6,240	Carter's, Inc.	663,312
13,510	VF Corp.	942,187
		1,605,499
	BANKS - 3.2%
38,110	BB&T Corp.	1,536,214
26,970	Popular, Inc. *	778,354
		2,314,568
	BIOTECHNOLOGY - 3.4%
3,350	BioMarin Pharmaceutical, Inc. *	458,213
13,785	Celgene Corp. *	1,595,407
4,375	Charles River Laboratories International, Inc. *	307,738
900	Incyte Corp. *	93,789
		2,455,147
	CHEMICALS - 4.2%
11,175	LyondellBasell Industries NV	1,156,836
9,710	PolyOne Corp.	380,341
12,335	Praxair, Inc.	1,474,649
		3,011,826
	COMMERCIAL SERVICES - 4.5%
25,760	KAR Auction Services, Inc.	963,424
37,525	SEI Investments Co.	1,839,851
4,925	Team Health Holdings, Inc. *	321,750
1,365	United Rentals, Inc. *	119,601
		3,244,626
	COMPUTERS - 1.9%
13,885	Cognizant Technology Solutions Corp. - Cl. A *	848,235
2,000	MAXIMUS, Inc.	131,460
12,000	VeriFone Systems, Inc. *	407,520
		1,387,215
	DISTRIBUTION/WHOLESALE - 0.9%
18,885	HD Supply Holdings, Inc. *	664,374

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
28,475	E*TRADE Financial Corp. *	852,826

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
5,025	Belden, Inc.	408,181
5,575	Littelfuse, Inc.	529,012
		937,193
	ELECTRONICS - 3.0%
33,980	Amphenol Corp.	1,969,821
8,275	Trimble Navigation, Ltd. *	194,132
		2,163,953
	ENGINEERING & CONSTRUCTION - 0.4%
2,475	SBA Communications Corp. *	284,551

	FOOD - 3.4%
11,165	JM Smucker Co.	1,210,398
15,475	McCormick & Co., Inc.	1,252,701
		2,463,099
	HEALTHCARE PRODUCTS - 0.9%
6,325	Sirona Dental Systems, Inc. *	635,157

	HEALTHCARE SERVICES - 0.8%
6,225	HCA Holdings, Inc. *	564,732

	HOME FURNISHINGS - 0.3%
1,850	Harman International Industries, Inc.	220,039

Schedule of Investments | Large/Mid Cap Growth
As of June 30, 2015 (Unaudited) (Continued)

Shares		Fair Value

	INSURANCE - 4.3%
15,300	ACE, Ltd.	$ 1,555,704
34,375	Assured Guaranty, Ltd.	824,656
64,675	MGIC Investment Corp. *	736,002
		3,116,362
	LEISURE TIME - 1.3%
18,020	Brunswick Corp.	916,497

	MACHINERY-DIVERSIFIED - 0.2%
1,350	Zebra Technologies Corp. *	149,918

	OIL & GAS - 8.3%
6,745	Carrizo Oil & Gas, Inc. *	332,124
16,810	ConocoPhillips	1,032,302
5,070	Diamondback Energy, Inc. *	382,177
14,110	Exxon Mobil Corp.	1,173,952
25,340	Occidental Petroleum Corp.	1,970,692
4,295	Drill-Quip, Inc. *	323,199
36,050	Superior Energy Services, Inc.	758,492
		5,972,938
	PHARMACEUTICALS - 4.1%
19,250	AbbVie, Inc.	1,293,407
11,040	Akorn, Inc. *	482,006
13,610	Express Scripts Holding Co. *	1,210,473
		2,985,886
	RETAIL - 11.1%
7,250	Advance Auto Parts, Inc.	1,154,852
3,370	AutoZone, Inc. *	2,247,453
6,735	Costco Wholesale Corp.	909,629
26,630	Kohl's Corp.	1,667,304
21,565	Lowe's Cos, Inc.	1,444,208
6,525	Tractor Supply Co.	586,858
		8,010,304
	SEMICONDUCTORS - 11.2%
4,475	Avago Technologies Ltd.	594,862
33,885	Cypress Semiconductor Corp.	398,488
3,115	IPG Photonics Corp. *	265,320
48,795	Linear Technology Corp.	2,158,203
36,980	Maxim Integrated Products, Inc.	1,278,584
42,425	Micron Technology, Inc. *	799,287
82,025	NVIDIA Corp.	1,649,523
9,820	NXP Semiconductor NV *	964,324
		8,108,591
	SOFTWARE - 3.6%
11,675	Check Point Software Technologies Ltd. *	928,746
33,515	PTC, Inc. *	1,374,785
4,900	SS&C Technologies Holdings, Inc.	306,250
		2,609,781
	TRANSPORTATION - 1.8%
13,500	Norfolk Southern Corp.	1,179,360
2,375	Old Dominion Freight Lind, Inc. *	162,937
		1,342,297

	TOTAL COMMON STOCK (Cost $49,616,769)	57,025,503

	MASTER LIMITED PARTNERSHIPS - 1.7%
21,355	Lazard, Ltd. MLP - Cl. A (Cost $1,009,599)	1,201,005

Schedule of Investments | Large/Mid Cap Growth
As of June 30, 2015 (Unaudited) (Continued)

Shares		Fair Value

MONEY MARKET FUND - 19.5%
14,118,673	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.02% (A)	$ 14,118,673
(Cost $14,118,673)

	TOTAL INVESTMENTS - 100.1% (Cost $64,745,041)(B)	$ 72,345,181
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(89,987)
	NET ASSETS - 100.0%	$ 72,255,194

MLP - Master Limited Partnership
*Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2015.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $64,783,925 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 8,879,818
	Unrealized depreciation	(1,318,562)
	Net unrealized appreciation	$ 7,561,256

Schedule of Investments | Small Cap Value
As of June 30, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 58.4%
	AEROSPACE/DEFENSE - 1.5%
33,422	Kaman Corp.	$ 1,401,719

	BANKS - 9.3%
10,523	BancFirst Corp.	688,730
42,047	Chemical Financial Corp.	1,390,074
43,008	Columbia Banking System, Inc.	1,399,480
48,000	Glacier Bancorp, Inc.	1,412,160
25,975	Opus Bank	939,775
41,230	WesBanco, Inc.	1,402,645
26,454	Wintrust Financial Corp.	1,412,114
		8,644,978
	BUILDING MATERIALS - 6.0%
26,211	Apogee Enterprises, Inc.	1,379,747
38,350	Boise Cascade Co. *	1,406,678
67,086	Continental Building Products, Inc. *	1,421,552
28,426	Trex Co., Inc. *	1,405,097
		5,613,074
	CHEMICALS - 1.5%
32,090	A. Schulman, Inc.	1,402,975

	COMMERCIAL SERVICES - 1.5%
46,200	Kelly Services, Inc. - Cl. A	709,170
23,436	TrueBlue, Inc. *	700,736
		1,409,906
	DISTRIBUTION/WHOLESALE - 1.0%
28,167	Beacon Roofing Supply, Inc. *	935,708

	ELECTRIC - 3.0%
29,800	ALLETE, Inc.	1,382,422
28,500	NorthWestern Corp.	1,389,375
		2,771,797
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
14,745	Littelfuse, Inc.	1,399,153

	ELECTRONICS - 1.0%
13,200	OSI Systems, Inc. *	934,428

	ENTERTAINMENT - 1.0%
25,329	International Speedway Corp.	928,814

	FOOD - 1.5%
12,563	J & J Snack Foods Corp.	1,390,347

	HEALTHCARE-PRODUCTS - 2.3%
16,900	Haemonetics Corp. *	698,984
10,365	Integra LifeSciences Holdings Corp. *	698,290
33,053	Merit Medical Systems, Inc. *	711,962
		2,109,236
	HOME FURNISHINGS - 1.5%
45,828	DTS, Inc. *	1,397,296

	INSURANCE - 3.3%
19,845	AMERISAFE, Inc.	933,906
62,200	Employers Holdings, Inc.	1,416,916
12,097	Safety Insurance Group, Inc.	698,118
		3,048,940
	INTERNET - 0.7%
10,300	J2 Global, Inc.	699,782

Schedule of Investments | Small Cap Value
As of June 30, 2015 (Unaudited) (Continued)

Shares		Fair Value

	LIESURE TIME - 1.5%
59,162	ClubCorp Holdings, Inc.	$ 1,412,789

	MACHINERY - 2.5%
16,662	Alamo Group, Inc.	910,412
49,393	Gorman-Rupp Co.	1,386,955
		2,297,367
	MEDIA - 0.7%
13,400	Meredith Corp.	698,810

	OFFICE FURNISHINGS - 1.0%
37,115	Knoll, Inc.	928,988

	OIL & GAS - 3.5%
51,672	Bonanza Creek Energy, Inc. *	943,014
32,800	RSP Permian, Inc. *	922,008
123,092	Synergy Resources Corp. *	1,406,942
		3,271,964
	OIL & GAS SERVICES - 0.7%
37,931	Matrix Service Co. *	693,379

	RETAIL - 2.8%
12,500	Lithia Motors, Inc.	1,414,500
44,782	Rush Enterprises, Inc. *	1,173,736
		2,588,236
	SEMICONDUCTORS - 1.0%
45,883	Semtech Corp. *	910,778

	SOFTWARE - 4.0%
52,000	AVG Technologies NV *	1,414,920
71,650	Everyday Health, Inc.	915,687
37,221	Omnicell, Inc. *	1,403,604
		3,734,211
	TRANSPORTATION - 3.1%
70,215	Heartland Express, Inc.	1,420,449
55,300	Roadrunner Transportation Systems, Inc. *	1,426,740
		2,847,189
	TRUCKING & LEASING - 1.0%
29,696	TAL International Group, Inc.	938,394

	TOTAL COMMON STOCK (Cost $46,716,758)	54,410,258

	MASTER LIMITED PARTNERSHIPS - 1.3%
29,000	Cone Midstream Partners LP *	513,300
39,170	World Point Terminals LP	672,157
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,590,340)	1,185,457

	REITs - 6.8%
47,793	CyrusOne, Inc.	1,407,504
73,100	Inland Real Estate Corp.	688,602
26,100	Potlatch Corp.	921,852
58,108	STAG Industrial, Inc.	1,162,160
109,397	Summit Hotel Properties, Inc.	1,423,255
36,015	Terreno Realty Corp.	709,495
	TOTAL REITs (Cost $5,826,598)	6,312,868

Schedule of Investments | Small Cap Value
As of June 30, 2015 (Unaudited) (Continued)

Shares		Fair Value

MONEY MARKET FUND - 22.8%
21,272,099	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.02% (A)	$ 21,272,099
(Cost $21,272,099)

	TOTAL INVESTMENTS - 89.3% (Cost $75,405,795)(B)	$ 83,180,682
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 10.7%	9,999,582
	NET ASSETS - 100.0%	$ 93,180,264

* Non-income producing securities.
LP - Limited Partnership
REIT - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at June 30, 2015.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $75,617,895 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 10,467,307
	Unrealized depreciation	(2,904,520)
	Net unrealized appreciation	$ 7,562,787

Schedule of Investments | Large/Mid Cap Value
As of June 30, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 60.2%
	AEROSPACE/DEFENSE - 2.9%
55,050	B/E Aerospace, Inc.	$ 3,022,245
42,275	KLX, Inc. *	1,865,596
		4,887,841
	AUTO - 2.2%
65,200	BorgWarner, Inc.	3,705,968

	BANKS - 6.1%
55,700	CIT Group, Inc.	2,589,493
89,800	East West Bancorp, Inc.	4,024,836
26,586	SVB Financial Group *	3,827,852
		10,442,181
	BEVERAGES - 2.0%
45,800	Dr. Pepper Snapple Group, Inc.	3,338,820

	CHEMICALS - 2.0%
12,150	Sherwin-Williams Co.	3,341,493

	COMPUTERS - 2.0%
61,000	Amdocs Ltd.	3,329,990

	DISTRIBUTION/WHOLESALE - 0.9%
23,300	WESCO International, Inc. *	1,599,312

	DIVERSIFIED FINANCIAL SERVICES - 5.7%
85,800	Eaton Vance Corp.	3,357,354
64,500	Franklin Resources, Inc.	3,162,435
84,000	Invesco, Ltd.	3,149,160
		9,668,949
	ELECTRIC - 1.7%
63,200	WEC Energy Group, Inc	2,842,104

	ELECTRONICS - 7.0%
66,200	Amphenol Corp.	3,837,614
62,900	Garmin Ltd.	2,763,197
25,200	TE Connectivity, Ltd.	1,620,360
65,900	Woodward, Inc.	3,623,841
		11,845,012
	FOOD - 4.7%
32,500	JM Smucker Co.	3,523,325
55,700	McCormick & Co., Inc.	4,508,915
		8,032,240
	HEALTHCARE - 2.0%
19,900	CR Bard, Inc.	3,396,930

	MACHINERY - 1.3%
43,000	Flowserve Corp.	2,264,380

Schedule of Investments | Large/Mid Cap Value
As of June 30, 2015 (Unaudited) (Continued)

Shares		Fair Value

	METAL FABRICATE/HARDWARE - 1.3%
11,500	Precision Castparts Corp.	$ 2,298,505

	MISCELLANEOUS MANUFACTURING - 2.1%
50,300	AO Smith Corp.	3,620,594

	OIL & NATURAL GAS - 6.0%
33,750	EOG Resources, Inc.	2,954,812
14,700	EQT Corp.	1,195,698
69,400	Marathon Petroleum Corp.	3,630,314
32,500	Occidental Petroleum Corp.	2,527,525
		10,308,349
	PHARMACEUTICALS - 2.0%
39,000	Express Scripts Holding Co. *	3,468,660
1	Mallinckrodt PLC *	118
		3,468,778
	RETAIL - 2.4%
109,785	Advance Auto Parts, Inc.	1,748,208
33,725	MSC Industrial Direct Co., Inc.	2,352,993
		4,101,201
	SEMICONDUCTORS - 2.1%
12,400	Avago Technologies, Ltd.	1,648,332
18,200	Skyworks Solutions, Inc.	1,894,620
		3,542,952
	TEXTILES - 2.1%
19,000	Mohawk Industries, Inc. *	3,627,100

	TRANSPORTATION - 1.7%
30,800	Union Pacific Corp.	2,937,396

	TOTAL COMMON STOCK (Cost $74,652,588)	102,600,095

	MASTER LIMITED PATNERSHIPS - 2.0%
60,600	Lazard, Ltd. MLP - Cl. A (Cost $2,278,082)	3,408,144

	REITs - 2.5%
26,600	Regency Centers Corp.	1,568,868
44,400	Ventas, Inc.	2,756,796
	TOTAL REITs (Cost $4,571,617)	4,325,664

	MONEY MARKET FUND - 36.4%
62,072,873	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.02% (A)
	(Cost $62,072,873)	62,072,873

	TOTAL INVESTMENTS - 101.1% (Cost $143,575,160)(B)	$ 172,406,776
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (1.1) %	(1,891,213)
	NET ASSETS - 100.0%	$ 170,515,563

MLP - Master Limited Partnership.
* Non-income producing securities.
REIT - Real Estate Investment Trust
(A) Variable rate security; the rate shown represents the yield at June 30, 2015.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $143,542,674 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 31,451,985
	Unrealized depreciation	(2,587,883)
	Net unrealized appreciation	$ 28,864,102

Schedule of Investments | Fixed Income
As of June 30, 2015 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 98.0%
	CORPORATE BONDS - 32.8%
$ 1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$ 984,740
1,000,000	Altera Corp.	1.750	5/15/2017	1,007,601
740,000	Analog Devices, Inc.	3.000	4/15/2016	750,579
1,000,000	Boardwalk Pipelines LP	5.750	9/15/2019	1,057,526
750,000	Canadian National Railway Co.	5.800	6/1/2016	783,323
1,000,000	Delphi Automotive Systems Corp.	4.150	3/15/2024	1,035,560
325,000	Eaton Corp.	5.600	5/15/2018	358,762
1,170,000	Enable Midstream Partners LP *	3.900	5/15/2024	1,086,161
1,000,000	Energy Transfer Partners LP	6.700	7/1/2018	1,117,034
500,000	Enterprise Products Operating, LLC	6.125	10/15/2039	550,220
900,000	Equity Residential	5.125	3/15/2016	925,914
1,000,000	Glencore Funding, LLC *	4.125	5/30/2023	969,024
1,000,000	Health Care REIT, Inc.	3.750	3/15/2023	991,616
750,000	Husky Energy, Inc.	3.950	4/15/2022	753,145
959,956	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	1,033,416
750,000	Johnson Controls, Inc.	5.000	3/30/2020	824,191
1,000,000	Kennametal, Inc.	3.875	2/15/2022	1,004,686
1,200,000	L-3 Comm Corp.	3.950	5/28/2024	1,168,626
800,000	LYB International Finance BV	4.000	7/15/2023	820,078
500,000	ONEOK, Inc.	4.250	2/1/2022	483,416
1,000,000	Phillips 66	2.950	5/1/2017	1,028,331
1,000,000	Plains All American Pipeline LP	3.650	6/1/2022	1,008,040
750,000	Rio Tinto Finance USA, Ltd.	2.500	5/20/2016	763,255
1,000,000	Simon Property Group LP	6.125	5/30/2018	1,124,043
1,200,000	Sunoco Logistics Partners LP	4.250	4/1/2024	1,167,343
750,000	Tyco Electronics Group SA	6.550	10/1/2017	832,625
1,200,000	Ventas Realty LP/CAP Corp.	3.250	8/15/2022	1,160,734
	TOTAL CORPORATE BONDS (Cost $24,643,291)			24,789,989

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 65.2%
	GOVERNMENT NOTES & BONDS - 33.1%
2,500,000	Federal Farm Credit Banks	5.125	8/25/2016	2,634,253
1,000,000	Federal Home Loan Banks	5.000	11/17/2017	1,097,456
2,500,000	United States Treasury Bond	4.500	2/15/2036	3,144,140
3,000,000	United States Treasury Note	2.250	11/15/2024	2,981,952
2,900,000	United States Treasury Note	3.875	5/15/2018	3,140,155
9,000,000	United States Treasury Note	3.125	5/15/2021	9,627,192
2,400,000	United States Treasury Note	2.125	8/31/2020	2,451,374
	TOTAL GOVERNMENT NOTES & BONDS (Cost $25,085,132)			25,076,522

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 32.1%
539,550	GNMA Pool 783403	3.500	9/15/2041	561,078
2,066,133	GNMA Pool MA0220	3.500	7/20/2042	2,150,838
3,624,239	GNMA Pool AD8801	3.500	3/15/2043	3,777,600
1,118,421	GNMA Pool AL9364	3.500	3/20/2045	1,165,444
740,000	GNMA Pool MA2892	3.500	6/20/2045	772,222
1,021,121	GNMA Pool 783060	4.000	8/15/2040	1,089,565
3,350,978	GNMA Pool MA0155	4.000	6/20/2042	3,570,645
719,256	GNMA Pool MA2522	4.000	1/20/2045	762,682
1,058,767	GNMA Pool MA2602	4.000	2/20/2045	1,122,691
1,205,519	GNMA Pool 701961	4.500	6/15/2039	1,310,716
963,810	GNMA Pool 737556	4.500	10/15/2040	1,047,720
346,653	GNMA Pool 734437	4.500	5/15/2041	376,860
403,240	GNMA Pool 5204	4.500	10/20/2041	440,194
3,904	GNMA Pool 599821	5.000	1/15/2018	4,121
5,796	GNMA Pool 585163	5.000	2/15/2018	6,117
6,215	GNMA Pool 585180	5.000	2/15/2018	6,561
3,667	GNMA Pool 592492	5.000	3/15/2018	3,884
193,827	GNMA Pool 4058	5.000	12/20/2037	211,543

Schedule of Investments | Fixed Income
As of June 30, 2015 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 32.1% (Cont.)
$ 847,626	GNMA Pool 4520	5.000	8/20/2039	$ 944,337
531,609	GNMA Pool 4541	5.000	9/20/2039	594,062
960,598	GNMA Pool 4947	5.000	2/20/2041	1,070,434
1,136,946	GNMA Pool MA2681	5.000	3/20/2045	1,248,907
149,967	GNMA Pool 604182	5.500	4/15/2033	173,104
106,892	GNMA Pool 3637	5.500	11/20/2034	121,821
179,723	GNMA Pool 3665	5.500	1/20/2035	205,169
199,395	GNMA Pool 3711	5.500	5/20/2035	227,949
221,731	GNMA Pool 4072	5.500	1/20/2038	252,340
39,221	GNMA Pool 781694	6.000	12/15/2031	44,843
37,111	GNMA Pool 3584	6.000	7/20/2034	42,424
281,955	GNMA Pool 3625	6.000	10/20/2034	328,629
93,353	GNMA Pool 3679	6.000	2/20/2035	106,041
158,031	GNMA Pool 3865	6.000	6/20/2036	180,160
108,649	GNMA Pool 3910	6.000	10/20/2036	124,701
95,855	GNMA Pool 3612	6.500	9/20/2034	113,645
84,147	GNMA Pool 663776	6.500	1/15/2037	96,055

	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $24,073,646)			24,255,102

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $49,158,778)			49,331,624

	TOTAL BONDS AND NOTES (Cost $73,802,069)			74,121,613

Shares
	MONEY MARKET FUND - 3.3%
2,504,622	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% (A)			2,504,622
	(Cost $2,504,622)

	TOTAL INVESTMENTS - 101.3% (Cost $76,306,691)(B)			$ 76,626,235
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (1.3) %			(970,969)
	NET ASSETS - 100.0%			$ 75,655,266
GNMA - Government National Mortgage Association

* 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.7% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(A) Variable rate security; the rate shown represents the yield at June 30, 2015.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $76,306,691 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 1,168,899
	Unrealized depreciation	(849,355)
	Net unrealized appreciation	$ 319,544

Schedule of Investments | High Yield Bond
As of June 30, 2015 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 94.8%
$ 750,000	Ally Financial, Inc.	3.500	1/27/2019	$ 739,687
500,000	AmeriGas Finance LLC	7.000	5/20/2022	532,500
500,000	Amsted Industries, Inc. (A)	5.000	3/15/2022	501,875
250,000	Amsted Industries, Inc. (A)	5.375	9/15/2024	249,375
500,000	Anixter, Inc.	5.625	5/1/2019	533,125
500,000	Antero Resources Finance Corp.	5.375	11/1/2021	482,500
500,000	ArcelorMittal (B)	7.000	2/25/2022	541,250
1,000,000	Berry Plastics Corp.	5.125	7/15/2023	977,500
500,000	Bombardier, Inc. (A)	6.125	1/15/2023	446,250
500,000	Braskem Finance, Ltd.	6.450	2/3/2024	473,750
500,000	Calfrac Holdings LP (A)	7.500	12/1/2020	464,200
500,000	California Resources Corp. (A)	6.000	11/15/2024	432,500
500,000	Calumet Specialty Product Partners (A)	6.500	4/15/2021	495,000
500,000	Cascades, Inc. (A)	5.500	7/15/2022	485,625
415,000	Catamaran Corp.	4.750	3/15/2021	460,650
500,000	Cemex Finance LLC (A)	6.000	4/1/2024	496,100
750,000	CIT Group, Inc.	3.875	2/19/2019	746,250
500,000	Cloud Peak Energy Resources LLC	8.500	12/15/2019	426,250
500,000	CommScope, Inc. (A)	5.000	6/15/2021	489,375
775,000	Corrections Corp. of America	4.125	4/1/2020	775,000
500,000	Crestwood Midstream Partners LP	6.000	12/15/2020	520,000
750,000	DaVita HealthCare Partners, Inc.	5.000	5/1/2025	723,750
500,000	DCP Midstream, LLC (A)( C)	5.850	5/21/2043	398,750
500,000	Denbury Resources, Inc.	5.500	5/1/2022	448,750
500,000	Digicel, Ltd. (A)	6.000	4/15/2021	483,310
500,000	Dollar Tree, Inc. (A)	5.750	3/1/2023	525,000
500,000	DR Horton, Inc.	4.750	2/15/2023	501,250
500,000	DuPont Fabros Technology LP	5.875	9/15/2021	508,750
500,000	Eldorado Gold Corp. (A)	6.125	12/15/2020	497,500
750,000	Energy Transfer Equity LP	5.875	1/15/2024	781,500
500,000	EV Energy Partners	8.000	4/15/2019	467,500
500,000	Ferrellgas LP	6.750	1/15/2022	503,750
500,000	Ferrellgas LP *	6.750	6/15/2023	505,000
500,000	FTI Consulting, Inc.	6.000	11/15/2022	523,125
500,000	General Cable Corp. (B)	5.750	10/1/2022	471,250
500,000	Genesis Energy LP	5.750	2/15/2021	496,250
500,000	Geo Group, Inc.	5.125	4/1/2023	501,250
500,000	Gibraltar Industries, Inc. (B)	6.250	2/1/2021	513,750
500,000	Global Part / GLP Finance (A)	6.250	7/15/2022	482,500
500,000	Group 1 Automotive, Inc. (A)	5.000	6/1/2022	501,250
500,000	Hiland Partners LP (A)	5.500	5/15/2022	520,937
350,000	Hiland Partners LP (A)	7.250	10/1/2020	379,750
500,000	Hologic, Inc.	6.250	8/1/2020	517,512
750,000	Iron Mountain	6.000	8/15/2023	786,564
500,000	Iron Mountain	7.750	10/1/2019	523,749
500,000	Kinder Morgan, Inc. (A)	5.000	2/15/2021	529,601
560,000	Kraft Heinz Foods Co. (A)	4.875	2/15/2025	611,100
500,000	Land O' Lakes, Inc. (A)	6.000	11/15/2022	533,750
625,000	LKQ Corp.	4.750	5/15/2023	599,219
500,000	Martin Midstream Partners LP	7.250	2/15/2021	493,750
500,000	MedAssets, Inc.	8.000	11/15/2018	519,020
500,000	Men's Wearhouse, Inc. (A)	7.000	7/1/2022	537,500
750,000	Millicom International Cellular SA (A)	4.750	5/22/2020	724,898
500,000	MPT Operating Partnership LP	6.375	2/15/2022	535,000
750,000	Navient Corp.	4.875	6/17/2019	744,375
250,000	NGL Energy Partners LP	5.125	7/15/2019	250,625
500,000	NGL Energy Partners LP	6.875	10/15/2021	522,500
500,000	NuStar Logistics LP	6.750	2/1/2021	540,005
500,000	Oshkosh Corp. (A)	5.375	3/1/2025	502,500
500,000	Pacific Drilling V, Ltd. (A)	5.375	6/1/2020	381,250
250,000	Parker Drilling Co.	6.750	7/15/2022	216,875
250,000	Parker Drilling Co.	7.500	8/1/2020	228,750

Schedule of Investments | High Yield Bond
As of June 30, 2015 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 94.8% (Cont.)
$ 500,000	PolyOne Corp.	7.375	9/15/2020	$ 524,375
500,000	Regency Energy Partners LP	4.500	11/1/2023	485,000
500,000	Reynolds Group Issuer, Inc.	5.750	10/15/2020	513,750
500,000	Rose Rock Midstream LP	5.625	7/15/2022	491,250
1,000,000	Rosetta Resources, Inc.	5.875	6/1/2024	1,082,500
500,000	Sealed Air Corp. (A)	5.250	4/1/2023	505,625
200,000	Sealed Air Corp. (A)	6.500	12/1/2020	221,500
500,000	SemGroup LP	7.500	6/15/2021	525,000
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	498,750
500,000	Suburban Propane Partners LP	5.500	6/1/2024	502,250
500,000	Summit Midstream Holdings LLC	7.500	7/1/2021	526,250
79,000	Suncoke Energy	7.625	8/1/2019	78,862
100,000	Sunoco LP (A)	6.375	4/1/2023	104,500
500,000	Targa Resources Partners LP	4.250	11/15/2023	465,000
500,000	Tesoro Corp.	5.375	10/1/2022	510,000
391,000	Tesoro Logistics LP	5.875	10/1/2020	403,707
500,000	Tullow Oil PLC (A)	6.000	11/1/2020	455,625
500,000	United Rentals North America, Inc.	4.625	7/15/2023	492,175
500,000	United States Steel Corp.	7.500	3/15/2022	516,250
100,000	USG Corp. (A)	5.875	11/1/2021	105,750
500,000	USG Corp. (B)	9.750	1/15/2018	571,250
500,000	VeriSign, Inc.	4.625	5/1/2023	483,125
500,000	WhiteWave Foods Co.	5.375	10/1/2022	528,750
500,000	WPX Energy, Inc.	5.250	9/15/2024	463,125
500,000	WR Grace & Co. (A)	5.125	10/1/2021	505,000
	TOTAL BONDS & NOTES (Cost $44,116,871)			43,861,546

Shares
	MONEY MARKET FUND - 3.9%
1,829,783	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.02% (C)
	(Cost $1,829,783)			1,829,783

	TOTAL INVESTMENTS - 98.7% (Cost $45,946,654)(D)			$ 45,691,329
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.3%			583,539
	NET ASSETS - 100.0%			$ 46,274,868

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 28.8% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Step coupon security; interest rate shown represents the rate currently in effect.
(C) Variable rate security; the rate shown represents the yield at June 30, 2015.
(D) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $45,946,654 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	$ 852,854
			Unrealized depreciation	(1,108,179)
			Net unrealized depreciation	$ (255,325)

Schedule of Investments | Israel Common Values
As of June 30, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 88.0%
	AEROSPACE/DEFENSE - 2.8%
6,501	Elbit Systems Ltd.	$ 508,768

	APPAREL - 2.0%
11,100	Delta-Galil Industries Ltd.	359,013

	AUTO PARTS & EQUIPMENT - 2.4%
8,000	Mobileye NV *	425,360

	BANKS - 10.3%
16,400	Bank Hapoalim BM (ADR)	444,112
92,000	Bank Leumi Le-Israel BM *	388,949
19,300	First International Bank Of Israel BM.	274,999
215,000	Israel Discount Bank Ltd. *	412,618
26,000	Mizrahi Tefahot Bank Ltd. *	322,391
		1,843,069
	BUILDING MATERIALS - 2.5%
6,500	Caesar Stone Sdot-Yam Ltd.	445,510

	CHEMICALS - 1.5%
37,400	Israel Chemicals Ltd.	261,052

	COMMERCIAL SERVICES - 1.4%
17,000	Nitsba Holdings 1995 Ltd. *	247,315

	COMPUTERS - 0.7%
24,210	Matrix IT Ltd.	133,520

	ELECTRIC - 2.5%
4200	Kenon Holdings Ltd. *	83,887
9723	Ormat Technologies, Inc.	366,376
		450,263
	ELECTRONICS - 5.3%
36,000	Camtek Ltd. *	100,080
14,896	Ituran Location and Control Ltd.	370,017
23,500	Orbotech Ltd. *	488,800
		958,897
	ENERGY-ALTERNATE SOURCES - 0.0%
6,360	Energix-Renewable Energies Ltd. *	3,942

	FOOD - 6.9%
17000	Frutarom Industries Ltd.	712,855
13,000	Osem Investments Ltd.	270,599
5,700	Rami Levi Chain Stores	248,378
		1,231,832
	HOME BUILDERS - 1.7%
1,000	Bayside Land Corp.	302,244

	INVESTMENT COMPANIES - 1.2%
600	Israel Corp. Ltd.	211,544

	OIL & NATURAL GAS - 9.5%
338,000	Avner Oil Exploration LP	277,376
76,000	Delek Drilling - LP	336,203
1,536,664	Isramco Negev 2 LP	323,200
6,000	Noble Energy, Inc.	256,080
1,900	Paz Oil Co. Ltd.	299,714
2,100,000	Ratio Oil Exploration 1992 LP	208,604
		1,701,177
	PHARMACEUTICALS - 3.7%
14,000	OPKO Health, Inc. *	225,120
3,100	Taro Pharmaceutical Industries Ltd. *	445,439
		670,559

Schedule of Investments | Israel Common Values
As of June 30, 2015 (Unaudited) (Continued)

Shares		Fair Value

	REAL ESTATE - 9.1%
105,000	Amot Investments Ltd.	$ 335,435
7,500	Azrieli Group	299,396
27,000	Gazit-Globe Ltd.	321,845
92,000	Jerusalem Economy Ltd.	337,284
9,366	Melisron Ltd.	334,917
		1,628,877
	SEMICONDUCTORS - 7.4%
8,600	Mellanox Technologies Ltd. *	417,874
29,533	Nova Measuring Instruments Ltd. *	369,162
35,100	Tower Semiconductor Ltd. *	541,944
		1,328,980
	SOFTWARE - 10.2%
5,100	Check Point Software Technologies Ltd. *	405,705
47,783	Magic Software Enterprises Ltd.	318,235
18,000	RADWARE Ltd. *	399,600
20,900	Sapeins International Corp.	216,942
8000	Verint Systems, Inc. *	485,960
		1,826,442
	TELECOMMUNICATIONS - 5.6%
56,000	Cellcom Israel, Ltd. *	213,920
8,700	NICE Systems Ltd. (ADR)	553,233
6,500	Silicom Ltd.	239,525
		1,006,678
	TEXTILES - 1.3%
12,000	Fox Wizel Ltd	240,153

	TOTAL COMMON STOCK (Cost $12,137,579)	15,785,195

	REITs - 1.9%
45,000	Alony Hetz Properties & Investments Ltd. (Cost $274,334)	338,773

	MONEY MARKET FUND - 10.6%
1,898,365	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% (A)	1,898,365
	(Cost $1,898,365)

	TOTAL INVESTMENTS - 100.5% (Cost $14,310,278) (B)	$ 18,022,333
	OTHER ASSETS LESS LIABILITIES - NET - (0.5) %	(83,462)
	NET ASSETS - 100.0%	$ 17,938,871

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2015.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,112,026 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 3,439,784
	Unrealized depreciation	(529,477)
	Net unrealized appreciation	$ 2,910,307

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 18.9%
	CHEMICALS - 4.1%
261	Agrium, Inc.	$ 27,653
959	American Vanguard Corp.	13,234
13,910	CF Industries Holdings, Inc.	894,135
4,436	FMC Corp.	233,112
5,759	Intrepid Potash, Inc. *	68,762
12,294	K+S AG	517,299
12,441	Mosaic Co.	582,861
8,585	Potash Corp. of Saskatchewan, Inc.	265,877
768	Rayonier Advanced Materials, Inc.	12,488
4,735	Sociedad Quimica Y Minera de (ADR)	75,855
1,881	Syngenta AG (ADR)	153,508
5,904	Uralkali (ADR) *	75,748
		2,920,532
	COAL - 0.0%
1,103	Peabody Energy Corp.	2,416

	FOOD - 0.7%
867	Darling Ingredients, Inc *	12,710
2,468	Ingredion, Inc.	196,971
2,600	Pilgrim's Pride Corp.	59,722
887	Sanderson Farms, Inc.	66,667
2,941	Tyson Foods, Inc.	125,375
		461,445
	IRON/STEEL - 1.2%
1,178	Allegheny Technologies, Inc.	35,575
6,888	ArcelorMittal (ADR)	66,951
11,215	Cherepovets MK Severstal (ADR)	118,655
3,701	JFE Holdings, Inc.	82,186
55,828	Nippon Steel & Sumitomo Metal Corp.	144,852
979	POSCO (ADR)	48,059
502	Reliance Steel & Aluminum Co.	30,361
2,358	ThyssenKrupp AG	61,275
39,955	Vale SA (ADR)	235,335
		823,249
	MACHINERY - 0.7%
6,314	AGCO Corp.	358,509
2,315	CNH Industrial NV	21,483
2,525	Joy Global, Inc.	91,405
		471,397
	MINING - 4.7%
4,028	Agnico Eagle Mines Ltd.	114,274
3,102	Allied Nevada Gold Corp. *	487
7,252	Anglo American PLC	104,684
21,817	AngloGold Ashanti Ltd. (ADR)	195,262
2,159	Antofagasta PLC	23,395
13,695	BHP Billiton Ltd. - ARD	557,523
234	BHP Billiton Plc (ADR)	9,257
451	Cameco Corp.	6,440
1,877	Coeur d'Alene Mines Corp. *	10,718
3,790	Compania de Minas Buenaventura	39,340
2,600	Detour Gold Corp. *	29,930
856	Eldorado Gold Corp.	3,544
1,198	First Quantum Minerals Ltd.	15,672
3,802	Franco-Nevada Corp.	181,165
1,351	Freeport-McMoRan Copper & Gold, Inc.	25,156
47,005	Glencore International PLC	188,598
16,259	Gold Fields Limited (ADR)	52,517
1,346	Goldcorp, Inc.	21,805
7,047	Harmony Gold Mining Co Ltd. (ADR)	9,443
5,932	Hecla Mining Co.	15,601
6,495	IAMGOLD Corp. *	12,990

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2015 (Unaudited) (Continued)

Shares		Fair Value

	MINING - 4.7% (Cont.)
5,670	JSC MMC Norilsk Nickel (ADR)	$ 95,653
549	KAZ Minerals PLC *	1,755
24,166	Kinross Gold Corp. *	56,065
508	Lonmin PLC *	893
4,211	New Gold, Inc. *	11,327
1,769	Newmont Mining Corp.	41,324
2,818	Pan American Silver Corp.	24,207
1,057	Randgold Resources Ltd. (ADR)	70,766
14,861	Rio Tinto PLC (ADR)	612,422
710	Royal Gold, Inc.	43,729
9,596	Silver Wheaton Corp	166,395
5,571	South32 Ltd. (ADR)	37,381
9,899	Southern Copper Corp.	291,130
5,000	Sumitomo Metal Mining Co. Ltd.	76,167
3,943	Teck Resources Ltd.	39,105
17,317	Turquoise Hill Resources Ltd. *	65,631
987	Vedanta Ltd. (ADR)	10,660
7,265	Yamana Gold, Inc.	21,795
		3,284,206
	OIL & NATURAL GAS - 5.8%
492	Anadarko Petroleum Corp.	38,406
2,775	Apache Corp.	159,923
10,765	BG Group PLC	179,249
2,172	California Resources Corp.	13,119
2,275	Canadian Natural Resources Ltd.	61,789
4,266	Cenovus Energy, Inc.	68,246
901	Chesapeake Energy Corp.	10,064
4,209	ConocoPhillips	258,475
682	Devon Energy Corp.	40,572
1,870	Encana Corp.	20,607
1,233	Ensco PLC-Cl. A	27,459
2,538	EOG Resources, Inc.	222,202
1,200	Imperial Oil Ltd.	46,383
23,500	Inpex Corp.	267,312
17,704	Lukoil PJSC (ADR)	779,065
9,269	Marathon Oil Corp.	245,999
647	Noble Energy, Inc.	27,614
1,533	NovaTek OAO (GDR)	156,059
5,432	Occidental Petroleum Corp.	422,447
7,011	Petroleo Brasileiro SA (ADR)	63,450
244	Pioneer Natural Resources Co.	33,840
2,957	Reliance Industries Ltd. (GDR)	92,111
13,084	Rosneft Oil Company (GDR)	53,906
64	Seventy Seven Energy, Inc. *	275
4,508	Southwestern Energy Co. *	102,467
17,393	Statoil ASA (ADR)	311,335
6,704	Total SA	325,275
2,350	Transocean Ltd.	37,882
834	Valero Energy Corp.	52,208
		4,117,739
	OIL & GAS SERVICES - 1.4%
2,827	Baker Hughes, Inc.	174,426
1,449	Cameron International Corp. *	75,884
2,646	FMC Technologies, Inc. *	109,783
11,405	Halliburton Co.	491,213
3,203	National Oilwell Varco, Inc.	154,641
552	NOW, Inc. *	10,990
		1,016,937
	PIPELINES - 0.2%
2,338	Kinder Morgan, Inc.	89,756
1,592	TransCanada Corp.	64,736
		154,492

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2015 (Unaudited) (Continued)

Shares				Fair Value

	WATER - 0.1%
10,864	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)			$ 56,276

	TOTAL COMMON STOCK (Cost $15,408,435)			13,308,689

	EXCHANGE TRADED FUNDS - 12.5%
45,900	iShares Silver Trust *			689,877
105,300	PowerShares DB Agriculture Fund *			2,458,755
58,100	PowerShares DB Base Metals Fund *			836,059
90,800	PowerShares DB Commodity Index Tracking Fund *			1,634,400
82,000	PowerShares DB Energy Fund *			1,413,680
47,500	PowerShares DB US Dollar Endex Bearish Fund			1,051,650
6,200	SPDR Gold Shares *			696,694
	TOTAL EXCHANGE TRADED FUNDS (Cost $10,313,230)			8,781,115

	REITs - 21.3%
3,500	Apartment Investment & Management Co.			129,255
3,750	AvalonBay Communities, Inc.			599,513
6,000	Boston Properties, Inc.			726,240
27,000	DDR Corp.			417,420
12,800	DiamondRock Hospitality Co.			163,968
9,000	Douglas Emmett, Inc.			242,460
4,833	Education Realty Trust, Inc.			151,563
1,900	Equity Lifestyle Properties, Inc.			99,902
10,600	Equity Residential			743,802
3,654	Essex Property Trust, Inc.			776,475
6,900	Extra Space Storage, Inc.			450,018
1,300	Federal Realty Investment Trust			166,517
8,900	FelCor Lodging Trust, Inc.			87,932
5,400	HCP, Inc.			196,938
7,600	Health Care REIT, Inc.			498,788
17,600	Hospitality Properties Trust			507,232
4,800	Kilroy Realty Corp.			322,320
23,500	Kimco Realty Corp.			529,690
8,263	Macerich Co.			616,420
3,708	Mid-America Apartment Communities, Inc.			269,979
6,100	National Retail Properties, Inc.			213,561
17,523	Plum Creek Timber Co., Inc.			710,908
18,694	Prologis, Inc.			693,547
3,500	PS Business Parks, Inc.			252,525
5,000	Public Storage			921,850
8,917	Rayonier, Inc.			227,829
3,200	Regency Centers Corp.			188,736
8,929	Simon Property Group, Inc.			1,544,896
6,350	SL Green Realty Corp.			697,802
23,700	Strategic Hotels & Resorts, Inc. *			287,244
6,400	Summit Hotel Properties, Inc.			83,264
5,000	Taubman Centers, Inc.			347,500
12,300	UDR, Inc.			393,969
5,359	Ventas, Inc.			332,740
8,900	Weingarten Realty Investors			290,941
5,714	WP Glimcher, Inc.			77,310
	TOTAL REITS (Cost $12,916,172)			14,961,054

Par Value		Coupon Rate %	Maturity
	BONDS & NOTES - 25.3%
	COPORATE BONDS - 1.9%
$ 400,000	Energy Transfer Partners LP	6.700	7/1/2018	446,814
500,000	Health Care REIT, Inc.	3.750	3/15/2023	495,808
400,000	LYB International Finance BV	4.000	7/15/2023	410,039
	TOTAL CORPORATE BONDS (Cost $1,332,932)			1,352,661

Schedule of Investments | Defensive Strategies Fund
As of June 30, 2015 (Unaudited) (Continued)

Par Value		Coupon Rate %	Maturity	Fair Value

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 2.3%
$ 731,029	GNMA Pool MA0155	4.000	6/20/2042	$ 778,951
403,240	GNMA Pool 5204	4.500	10/20/2041	440,194
363,303	GNMA Pool 4947	5.000	2/20/2041	404,844
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $1,597,693)			1,623,989

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 21.1%
2,240,000	TIPS	1.125	1/15/2021	2,565,642
500,000	TIPS	1.250	7/15/2020	581,094
1,650,000	TIPS	1.625	1/15/2018	1,969,590
1,835,000	TIPS	1.750	1/15/2028	2,350,872
850,000	TIPS	2.000	1/15/2026	1,164,773
1,450,000	TIPS	2.125	1/15/2019	1,740,338
700,000	TIPS	2.125	2/15/2041	939,864
900,000	TIPS	2.375	1/15/2017	1,107,795
395,000	TIPS	2.375	1/15/2025	584,037
1,350,000	TIPS	2.500	1/15/2029	1,836,961
	TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $14,911,469)			14,840,966

	TOTAL BONDS AND NOTES (Cost $17,842,094)			17,817,616
Ounces

	ALTERNATIVE INVESTMENTS - 9.9%
5,361	Gold Bars*			6,291,613
43,161	Silver Bars*			679,135
	TOTAL ALTERNATIVE INVESTMENTS (Cost $7,119,557)			6,970,748

Shares
	MONEY MARKET FUND - 12.2%
8,575,104	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% (A) (Cost $8,575,104)			8,575,104

	TOTAL INVESTMENTS - 100.1% (Cost $72,174,592) (B)			$ 70,414,326
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %			(34,154)
	NET ASSETS - 100.0%			$ 70,380,172
* Non-income producing securities/investments.
GNMA - Government National Mortgage Association
REIT - Real Estate Investment Trust.
(ADR) American Depositary Receipt.
(GDR) Global Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2015
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $72,164,301 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 3,493,956
	Unrealized depreciation	(5,243,931)
	Net unrealized depreciation	$ (1,749,975)

Schedule of Investments | Strategic Growth
As of June 30, 2015 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 89.1% (A)
222,602	Timothy Plan Aggressive Growth Fund	$ 2,010,099
612,855	Timothy Plan Defensive Strategies Fund	6,784,314
263,435	Timothy Plan Emerging Markets Fund	2,104,850
374,209	Timothy Plan Growth & Income Fund *	4,071,400
529,640	Timothy Plan High Yield Bond Fund	4,867,390
625,547	Timothy Plan International Fund *	5,773,795
144,543	Timothy Plan Israel Common Values Fund *	1,818,355
616,122	Timothy Plan Large/Mid Cap Growth Fund	5,144,618
258,034	Timothy Plan Large/Mid-Cap Value Fund	4,959,415
124,477	Timothy Plan Small-Cap Value Fund	2,272,946
	TOTAL MUTUAL FUNDS (Cost $37,001,141)	39,807,182

	MONEY MARKET FUND - 11.2%
4,989,129	Fidelity Institutional Money Market Portfolio Institutional Class, 0.02% (B)
	(Cost $4,989,129)	4,989,129

	TOTAL INVESTMENTS - 100.3% (Cost $41,990,270) (C)	$ 44,796,311
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.3) %	(126,572)
	NET ASSETS - 100.0%	$ 44,669,739

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2015.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,437,149 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,224,056
	Unrealized depreciation	(864,894)
	Net unrealized appreciation	$ 1,359,162

Schedule of Investments | Conservative Growth
As of June 30, 2015 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 82.1% (A)
97,542	Timothy Plan Aggressive Growth Fund	$ 880,807
671,211	Timothy Plan Defensive Strategies Fund	7,430,306
1,467,009	Timothy Plan Fixed Income Fund	15,080,848
182,267	Timothy Plan Emerging Markets Fund	1,456,316
409,945	Timothy Plan Growth & Income Fund *	4,460,197
404,812	Timothy Plan High Yield Bond Fund	3,720,221
490,234	Timothy Plan International Fund *	4,524,861
142,511	Timothy Plan Israel Common Values Fund *	1,792,791
422,579	Timothy Plan Large/Mid Cap Growth Fund	3,528,538
200,439	Timothy Plan Large/Mid-Cap Value Fund	3,852,435
122,727	Timothy Plan Small-Cap Value Fund	2,240,989
	TOTAL MUTUAL FUNDS (Cost $48,578,545)	48,968,309

	MONEY MARKET FUND - 18.1%
10,819,817	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% (B)	10,819,817
	(Cost $10,819,817)

	TOTAL INVESTMENTS - 100.2% (Cost $59,398,362) (C)	$ 59,788,126
	OTHER ASSETS LESS LIABILITIES - NET - (0.2) %	(141,755)
	NET ASSETS - 100.0%	$ 59,646,371
* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2015
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $59,966,921 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 970,493
	Unrealized depreciation	(1,149,288)
	Net unrealized depreciation	$ (178,795)

Schedule of Investments | Emerging Markets
As of June 30, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 85.7%
	AEROSPACE/DEFENSE - 2.3%
7,820	Embraer SA (ADR)	$ 236,868

	AGRICULTURE - 1.0%
11,530	Adecoagro SA *	106,307

	AIRLINES - 2.6%
3,207	Copa Holdings SA - Cl. A	264,866

	APPAREL - 0.9%
27,500	Yue Yuen Industrial Holdings Ltd.	92,050

	AUTO MANUFACTURERS - 4.5%
4,270	China Yuchai International Ltd.	71,522
1,250	Hyundai Mobis Co. Ltd.	237,564
3,700	Kia Motors Corp.	150,257
		459,343
	BANKS - 12.5%
28,400	Banco do Brasil SA	220,668
20,470	Banco Santander Brasil SA (ADR)	111,357
11,800	Erste Group Bank AG *	334,754
31,760	Sberbank of Russia (ADR)	168,645
7,739	Standard Chartered PLC	123,937
49,190	Turkiye Garanti Bankasi AS	153,564
111,600	Turkiye Vakiflar Bankasi Tao	179,617
		1,292,542
	BUILDING MATERIALS - 2.0%
21,580	Cemex SAB de CV * (ADR)	197,673
145,724	Desarrolladora Homex SAB de CV * (A)	5,092
373,450	Urbi Desarrollos Urbanos SAB de CV * (A)	5,949
		208,714
	CHEMICALS - 2.0%
44,900	Synthos SA	55,491
218,500	Yingde Gases	150,503
		205,994
	COMMERCIAL SERVICES - 2.2%
65,500	ITE Group PLC	176,027
22,400	Mills Estruturas e Servicos de Engenharia SA *	47,926
		223,953
	DIVERSIFIED FINANCIAL SERVICES - 6.4%
12,530	Hana Financial Group, Inc.	326,311
3,100	KB Financial Group, Inc.	102,547
6,100	Shinhan Financial Group Co. Ltd.	227,214
		656,072
	ELECTRIC - 5.1%
14,780	APR Energy PLC	26,074
21,890	Centrais Eletricas Brasileiras SA * (ADR)	41,153
8,600	Cia Paranaense de Energia	64,055
10,480	Cia Paranaense de Energia (ADR)	115,280
15,690	Reliance Infrastructure Ltd. (GDR)	278,498
		525,060
	FOOD - 6.7%
270,000	First Pacific Co. Ltd.	227,769
40	Lotte Confectionery Co., Ltd.	69,709
218,200	Marfrig Alimentos SA *	398,757
		696,235
	HOLDING COMPANIES-DIVERSIFIED - 0.5%
8,360	Haw Par Corp. Ltd.	55,957

	INVESTMENT COMPANIES - 2.4%
25,740	Grupo Aval Acciones y Valores (ADR)	251,995
Schedule of Investments | Emerging Markets
As of June 30, 2015 (Unaudited) (Continued)

Shares		Fair Value

	IRON/STEEL - 5.9%
1,690	POSCO	$ 339,366
15,690	Ternium SA (ADR)	271,594
		610,960
	OIL & GAS - 7.3%
27,430	Aygaz AS	102,943
7,404	Lukoil OAO (ADR)	332,514
38,819	Petroleo Brasileiro SA * (ADR)	316,763
		752,220
	RETAIL - 10.2%
18,570	Arcos Dorados Holdings, Inc.	97,678
2,110,000	Bosideng International Holdings Ltd.	274,888
175,600	Chow Tai Fook Jewellery Group Ltd.	189,358
136,000	Lifestyle International Holdings Ltd. (A)	252,261
82,000	Luk Fook Holdings International Ltd.	241,687
		1,055,872
	SEMICONDUCTORS - 2.1%
193	Samsung Electronics Co., Ltd.	219,387

	TELECOMMUNICATIONS - 3.3%
33,150	Mobile TeleSystems PJSC	144,657
694,700	XL Axiata TBK PT *	191,916
		336,573
	TEXTILES - 0.8%
119,500	Weiqiao Textile Co.	84,316

	TRANSPORTATION - 1.5%
31,757	Globaltrans Investment PLC * (GDR)	150,846

	WATER - 3.5%
68,200	Cia de Saneamento Basico do Estado de Sao Paulo	359,860

	TOTAL COMMON STOCK (Cost $11,274,724)	8,845,990

	PREFERRED STOCK - 7.2%
34,700	Alpargatas SA	91,994
11,320	Banco Bradesco SA	103,800
2,710	Hyundai Mobis Co. Ltd.	247,801
394,200	Surgutneftegas OAO *	304,659
	TOTAL PREFERRED STOCK (Cost $722,103)	748,254

	REITs - 2.9%
131,940	Mexico Real Estate Management SA de CV	182,436
60,102	PLA Administradora Industrial S de RL de CV	117,763
	TOTAL REITs (Cost $345,939)	300,199

	MONEY MARKET FUND - 4.3%
446,055	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% (B)
	(Cost $446,055)	446,055

	TOTAL INVESTMENTS - 100.1% (Cost $12,788,821) (C)	$ 10,340,498
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %	(15,427)
	NET ASSETS - 100.0%	$ 10,325,071

* Non-income producing securities.
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
(A) Illiquid security; the Advisor has determined the security to be illiquid. At June 30, 2015, the securities amounted to 2.6% of net assets.
(B) Variable rate security; the rate shown represents the yield at June 30, 2015.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,828,421 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 144,039
	Unrealized depreciation	(2,631,962)
	Net unrealized depreciation	$ (2,487,923)

Schedule of Investments | Growth & Income
As of June 30, 2015 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 61.2%
	AUTO PARTS & EQUIPMENT - 6.3%
8,400	American Axle & Manufacturing Holdings, Inc. *	$ 175,644
10,000	Cooper Tire & Rubber Co.	338,300
7,400	Dana Holding Corp.	152,292
6,000	Gentherm, Inc. *	329,460
12,000	Goodyear Tire & Rubber Co.	361,800
7,000	Magna International, Inc.	392,630
25,000	Meritor, Inc. *	328,000
		2,078,126
	BEVERAGES - 1.2%
5,300	Dr Pepper Snapple Group, Inc.	386,370

	CHEMICALS - 2.5%
4,700	Celanese Corp.	337,836
4,500	CF Industries Holdings, Inc.	289,260
3,000	Cytec Industries, Inc.	181,590
		808,686
	COMMERCIAL SERVICES - 2.0%
4,200	Deluxe Corp.	260,400
6,300	Multi-Color Corp.	402,444
		662,844
	COMPUTERS - 3.4%
4,000	DST Systems, Inc.	503,920
9,500	Insight Enterprises, Inc. *	284,145
4,100	Western Digital Corp.	321,522
		1,109,587
	DISTRIBUTION/WHOLESALE - 0.6%
7,900	Ingram Micro, Inc. *	197,737

	ELECTRIC - 2.3%
24,000	AES Corp.	318,240
7,500	IDACORP, Inc.	421,050
		739,290
	ELECTRONICS - 2.6%
2,900	Arrow Electronics, Inc. *	161,820
5,900	Avnet, Inc.	242,549
22,000	Orbotech Ltd. *	457,600
		861,969
	FOOD - 2.0%
6,000	Ingles Markets, Inc.	286,620
100	Seaboard Corp. *	359,900
		646,520
	GAS - 1.0%
10,000	UGI Corp.	344,500

	HOUSEHOLD PRODUCTS/WARES - 2.9%
21,000	ACCO Brands Corp. *	163,170
3,300	Avery Dennison Corp.	201,102
6,000	Helen of Troy Ltd. *	584,940
		949,212
	INSURANCE - 10.2%
2,200	ACE Ltd.	223,696
6,300	Allied World Assurance Co. Holdings AG	272,286
8,000	American Financial Group, Inc.	520,320
9,000	AmTrust Financial Services, Inc.	589,590
6,000	Argo Group International Holdings Ltd.	334,200
3,000	FBL Financial Group, Inc.	173,160
11,600	Montpelier Re Holdings Ltd.	458,200
9,600	Unum Group	343,200
12,000	XL Groupl PLC	446,400
		3,361,052

Schedule of Investments | Growth & Income
As of June 30, 2015 (Unaudited) (Continued)

Shares		Fair Value

	INTERNET - 1.2%
12,600	VASCO Data Security International, Inc. *	$ 380,394

	LEISURE TIME - 0.9%
6,000	Jarden Corp. *	310,500

	MINING - 0.7%
10,000	Newmont Mining Corp.	233,600

	MISCELLANEOUS MANUFACTURING - 0.7%
8,000	Lydall, Inc. *	236,480

	OIL & GAS - 3.3%
6,000	Tesoro Corp.	506,460
9,000	Valero Energy Corp.	563,400
		1,069,860
	OIL & GAS SERVICES - 0.6%
3,200	Baker Hughes, Inc.	197,440

	PACKAGING & CONTAINERS - 1.5%
3,400	Crown Holdings, Inc. *	179,894
7,000	Sonoco Products Co.	300,020
		479,914
	PHARMACEUTICALS - 2.5%
4,500	Omnicare, Inc.	424,125
12,000	PharMerica Corp. *	399,600
		823,725
	RETAIL - 6.9%
6,000	Asbury Automotive Group, Inc. *	543,720
10,000	Cato Corp.	387,600
8,000	Foot Locker, Inc.	536,080
7,000	Vista Outdoor, Inc. *	314,300
10,000	World Fuel Services Corp.	479,500
		2,261,200
	SEMICONDUCTORS - 0.4%
9,500	Tower Semiconductor Ltd. *	146,680

	SOFTWARE - 0.6%
2,900	Synnex Corp.	212,251

	TELECOMMUNICATIONS - 2.1%
18,000	Inteliquent, Inc.	331,200
70,000	Vonage Holdings Corp. *	343,700
		674,900
	TRANSPORTATION - 2.4%
3,400	Ryder System, Inc.	297,058
50,000	Tsakos Energy Navigation Ltd.	476,500
		773,558
	TRUCKING & LEASING - 0.4%
2,500	Greenbrier Cos, Inc.	117,125

	TOTAL COMMON STOCK (Cost $18,456,003)	20,063,520

	EXCHANGE TRADED FUNDS - 0.5%
6,800	iShares Gold Trust	77,112
700	SPDR Gold Shares	78,659
	TOTAL EXCHANGE TRADED FUNDS (Cost $171,354)	155,771

Schedule of Investments | Growth & Income
As of June 30, 2015 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 36.0%
	CORPORATE BONDS - 1.5%
$ 250,000	ConocoPhillips Co.	3.350	8/22/2024	$ 247,683
250,000	Exxon Mobil Corp.	2.709	2/19/2025	243,078
	TOTAL CORPORATE BONDS (Cost $506,025)			490,761

	GOVERNMENT NOTES & BONDS - 34.5%
250,000	Federal Farm Credit Banks	2.850	4/3/2025	246,389
200,000	Federal Home Loan Banks (A)	2.000	8/22/2024	195,781
250,000	Federal Home Loan Banks	2.780	2/19/2025	241,281
1,000,000	United States Treasury Note/Bond	3.875	8/15/2040	1,142,188
3,000,000	United States Treasury Note/Bond	0.250	5/15/2016	2,999,298
1,500,000	United States Treasury Note/Bond	0.375	2/15/2016	1,501,992
500,000	United States Treasury Note/Bond	1.000	9/30/2016	503,828
1,500,000	United States Treasury Note/Bond	1.000	3/31/2017	1,511,601
1,000,000	United States Treasury Note/Bond	1.625	8/15/2022	969,453
1,000,000	United States Treasury Note/Bond	1.750	5/15/2023	967,344
1,000,000	United States Treasury Note/Bond	2.750	11/15/2023	1,039,609
	TOTAL GOVERNMENT NOTES & BONDS (Cost 11,136,726 )			11,318,764

	TOTAL BONDS & NOTES (Cost $11,642,751)			11,809,525

Shares	MONEY MARKET FUND - 2.4%
791,881	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.02% (B)			791,881
	(Cost $791,881)

	TOTAL INVESTMENTS - 100.1% (Cost $31,061,989)(C)			$ 32,820,697
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1) %			(21,887)
	NET ASSETS - 100.0%			$ 32,798,810
* Non-income producing securities.
REIT - Real Estate Investment Trust
(A) Step coupon security; interest rate shown reflects the rate currently in effect.
(B) Variable rate security; the rate shown represents the yield at June 30, 2015.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,063,717 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,253,895
	Unrealized depreciation	(496,915)
	Net unrealized appreciation	$ 1,756,980

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2015 (Unaudited)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS
A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.
Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Commodities (such as physical metal) are valued at the spot price at 4:00 p.m. E.S.T., as provided by an independent pricing source.

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2015 (Unaudited) (Continued)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s assets as of June 30, 2015:

Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 20,870,875	$ -	$ -	$ 20,870,875
Master Limited Partnerships	387,212	-	-	387,212
REITs	55,544	-	-	55,544
Money Market Fund	2,896,617	-	-	2,896,617
Total	$ 24,210,248	$ -	$ -	$ 24,210,248

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 58,667,701	$ -	$ -	$ 58,667,701
Money Market Fund	8,134,193	-	-	8,134,193
Total	$ 66,801,894	$ -	$ -	$ 66,801,894

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 57,025,503	$ -	$ -	$ 57,025,503
Master Limited Partnerships	1,201,005	-	-	1,201,005
Money Market Fund	14,118,673	-	-	14,118,673
Total	$ 72,345,181	$ -	$ -	$ 72,345,181

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2015 (Unaudited) (Continued)

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 54,410,258	$ -	$ -	$ 54,410,258
Master Limited Partnerships	1,185,457	-	-	1,185,457
REITs	6,312,868	-	-	6,312,868
Money Market Fund	21,272,099	-	-	21,272,099
Total	$ 83,180,682	$ -	$ -	$ 83,180,682

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 102,600,095	$ -	$ -	$ 102,600,095
Master Limited Partnerships	3,408,144	-	-	3,408,144
REITs	4,325,664	-	-	4,325,664
Money Market Fund	62,072,873	-	-	62,072,873
Total	$ 172,406,776	$ -	$ -	$ 172,406,776

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 24,789,989	$ -	$ 24,789,989
U.S. Government & Agency Obligations	-	25,076,522	-	25,076,522
Government Notes & Bonds	-	24,255,102	-	24,255,102
Money Market Fund	2,504,622	-	-	2,504,622
Total	$ 2,504,622	$ 74,121,613	$ -	$ 76,626,235

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 43,861,546	$ -	$ 43,861,546
Money Market Fund	1,829,783		-	1,829,783
Total	$ 1,829,783	$ 43,861,546	$ -	$ 45,691,329

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 13,308,689	$ -	$ -	$ 13,308,689
Exchange Traded Funds	8,781,115	-	-	8,781,115
REITs	14,961,054	-	-	14,961,054
Corporate Bonds	-	1,352,661	-	1,352,661
Government Mortgage-Backed Securities	-	1,623,989	-	1,623,989
Treasury Inflation Protected Securities (TIPS)	-	14,840,966	-	14,840,966
Alternative Investments*	6,970,748	-		6,970,748
Money Market Fund	8,575,104	-	-	8,575,104
Total	$ 52,596,710	$ 17,817,616	$ -	$ 70,414,326
* Reflects the Fund’s investment in gold and silver.

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 39,807,182	$ -	$ -	$ 39,807,182
Money Market Fund	4,989,129	-	-	4,989,129
Total	$ 44,796,311	$ -	$ -	$ 44,796,311

SCHEDULE OF INVESTMENTS I The Timothy Plan
June 30, 2015 (Unaudited) (Continued)

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 48,968,309	$ -	$ -	$ 48,968,309
Money Market Fund	10,819,817	-	-	10,819,817
Total	$ 59,788,126	$ -	$ -	$ 59,788,126

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 15,785,195	$ -	$ -	$ 15,785,195
REITs	338,773	-	-	338,773
Money Market Fund	1,898,365	-	-	1,898,365
Total	$ 18,022,333	$ -	$ -	$ 18,022,333

Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,845,990	$ -	$ -	$ 8,845,990
Preferred Stock	748,254	-	-	748,254
REITs	300,199	-	-	300,199
Money Market Fund	446,055	-	-	446,055
Total	$ 10,340,498	$ -	$ -	$ 10,340,498

Growth & Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 20,063,520	$ -	$ -	$ 20,063,520
Exchange Traded Funds	155,771	-	-	155,771
Corporate Bonds		490,761		490,761
Government Notes & Bonds	-	11,318,764	-	11,318,764
Money Market Fund	791,881	-	-	791,881
Total	$ 21,011,172	$ 11,809,525	$ -	$ 32,820,697

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Trust's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principle Executive Officer

Date 8/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

Arthur D. Ally, President / Principle Executive Officer

Date 8/27/15